SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE - Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue (Note 21)	$ 1,158,519	$ 1,053,019	$ 898,126
Property, plant and equipment	415,311	377,076
Goodwill	107,677	107,714
Intangible assets	115,049	122,389
Other assets	10,518	9,586
Canada
Disclosure of geographical areas [line items]
Revenue (Note 21)	104,842	96,434	78,325
Property, plant and equipment	36,855	33,383
Goodwill	12,032	11,520
Intangible assets	13,595	19,622
Other assets	205	539
Germany
Disclosure of geographical areas [line items]
Revenue (Note 21)	26,082	24,361	18,248
United States
Disclosure of geographical areas [line items]
Revenue (Note 21)	923,239	834,989	714,330
Property, plant and equipment	296,719	271,461
Goodwill	68,039	68,039
Intangible assets	85,923	84,037
Other assets	10,258	8,927
India
Disclosure of geographical areas [line items]
Property, plant and equipment	57,857	53,057
Goodwill	27,606	28,155
Intangible assets	15,530	18,712
Other assets	22	71
Portugal
Disclosure of geographical areas [line items]
Property, plant and equipment	23,880	19,175
Intangible assets	1	18
Other assets	33	49
Other
Disclosure of geographical areas [line items]
Revenue (Note 21)	$ 104,356	$ 97,235	$ 87,223